UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Sustainable Global Thematic Fund

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.8%
Information Technology - 24.7%
Communications Equipment - 2.4%
Lumentum Holdings, Inc. (a)	162,560	$6,949,440
Palo Alto Networks, Inc. (a)	96,630	10,475,658

		17,425,098

Internet Software & Services - 8.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	116,658	13,473,999
Alphabet, Inc.-Class C (a)	14,581	13,209,803
Facebook, Inc.-Class A (a)	109,545	16,459,136
Tencent Holdings Ltd.	454,600	14,244,127

		57,387,065

IT Services - 1.9%
Visa, Inc.-Class A	151,275	13,799,306

Semiconductors & Semiconductor Equipment - 5.8%
ams AG	160,635	10,334,203
Broadcom Ltd.	57,142	12,617,525
Infineon Technologies AG	434,963	8,990,485
NVIDIA Corp.	87,449	9,120,931

		41,063,144

Software - 4.6%
Microsoft Corp.	192,860	13,203,196
Mobileye NV (a)	167,570	10,375,934
salesforce.com, Inc. (a)	102,087	8,791,732

		32,370,862

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	92,509	13,288,918

		175,334,393

Health Care - 21.8%
Biotechnology - 2.3%
Foundation Medicine, Inc. (a)(b)	280,430	9,955,265
Regeneron Pharmaceuticals, Inc. (a)	17,077	6,634,244

		16,589,509

Health Care Equipment & Supplies - 8.2%
Abbott Laboratories	329,610	14,384,180
Cerus Corp. (a)(b)	1,082,866	4,710,467
Danaher Corp.	136,743	11,394,794
Essilor International SA	103,293	13,386,043
West Pharmaceutical Services, Inc.	156,373	14,391,007

		58,266,491

Health Care Providers & Services - 3.3%
Apollo Hospitals Enterprise Ltd. (a)	532,390	10,200,435
UnitedHealth Group, Inc.	76,877	13,444,250

		23,644,685

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 5.3%
Bio-Rad Laboratories, Inc.-Class A (a)	68,230	14,891,880
Bruker Corp.	493,134	12,027,538
ICON PLC (a)	123,370	10,423,531

		37,342,949

Pharmaceuticals - 2.7%
Roche Holding AG	40,301	10,545,333
Vectura Group PLC (a)	4,708,810	8,605,473

		19,150,806

		154,994,440

Financials - 18.6%
Banks - 5.5%
Bank Mandiri Persero Tbk PT	9,639,000	8,435,192
Credicorp Ltd.	41,530	6,381,500
HDFC Bank Ltd.	295,390	7,190,976
Svenska Handelsbanken AB-Class A	649,840	9,219,889
Swedbank AB-Class A	336,810	7,982,406

		39,209,963

Capital Markets - 5.7%
Charles Schwab Corp. (The)	232,005	9,013,394
MSCI, Inc.-Class A	163,350	16,387,272
Partners Group Holding AG (b)	24,504	14,812,822

		40,213,488

Consumer Finance - 1.3%
Bharat Financial Inclusion Ltd. (a)	716,608	8,954,187

Diversified Financial Services - 0.0%
China Everbright Greentech Ltd. (a)(c)	64,135	49,138

Insurance - 3.7%
AIA Group Ltd.	2,473,800	17,122,246
Prudential PLC	416,220	9,237,519

		26,359,765

Thrifts & Mortgage Finance - 2.4%
Housing Development Finance Corp., Ltd.	729,443	17,413,735

		132,200,276

Industrials - 12.0%
Aerospace & Defense - 1.7%
Hexcel Corp.	236,929	12,261,076

Building Products - 2.6%
Kingspan Group PLC	524,415	18,242,712

Commercial Services & Supplies - 1.0%
China Everbright International Ltd.	5,195,000	7,016,086

Electrical Equipment - 3.8%
Schneider Electric SE (Paris)	113,630	9,000,144
Vestas Wind Systems A/S	209,723	18,045,937

		27,046,081

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.4%
Siemens AG (REG)	71,364	10,236,657

Machinery - 1.5%
Xylem, Inc./NY	207,588	10,672,099

		85,474,711

Consumer Discretionary - 7.5%
Auto Components - 2.1%
Delphi Automotive PLC	184,332	14,820,293

Automobiles - 1.2%
Tesla, Inc. (a)	27,050	8,495,593

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	169,016	10,151,101

Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	10,547	9,755,870

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc.-Class B	177,976	9,861,650

		53,084,507

Utilities - 3.2%
Water Utilities - 3.2%
American Water Works Co., Inc.	133,571	10,653,623
AquaVenture Holdings Ltd. (a)(b)	202,034	3,711,365
Beijing Enterprises Water Group Ltd.	10,542,000	8,067,742

		22,432,730

Consumer Staples - 2.8%
Food Products - 1.3%
Nestle SA (REG)	116,485	8,971,729

Household Products - 1.5%
Unicharm Corp.	438,200	10,656,666

		19,628,395

Materials - 2.1%
Chemicals - 2.1%
Ecolab, Inc.	115,189	14,869,748

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Telekomunikasi Indonesia Persero Tbk PT	27,021,500	8,914,023

Real Estate - 0.9%
Real Estate Management & Development - 0.9%
SM Prime Holdings, Inc.	10,889,400	6,495,232

Total Common Stocks (cost $518,347,221)		673,428,455

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, expiring 7/14/18 (a)(d)(e) (cost $0)	3,143,420	1

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.1%
Investment Companies - 5.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (f)(g) (cost $36,549,707)	36,549,707	36,549,707

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $554,896,928)		709,978,163

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%
Investment Companies - 4.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (f)(g) (cost $32,345,251)	32,345,251	32,345,251

Total Investments - 104.5% (cost $587,242,179) (h)		742,323,414
Other assets less liabilities - (4.5)%		(31,921,654)

Net Assets - 100.0%		$710,401,760

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,927	RUB	165,932	6/22/17	$(44,429)
Barclays Bank PLC	EUR	11,044	USD	11,831	6/15/17	(225,194)
Barclays Bank PLC	INR	1,695,554	USD	25,028	6/15/17	(1,227,253)
Barclays Bank PLC	USD	20,440	CAD	27,578	6/15/17	(223,964)
Barclays Bank PLC	USD	14,992	GBP	12,293	6/15/17	949,197
Barclays Bank PLC	USD	27,435	JPY	3,153,123	6/15/17	898,547
BNP Paribas SA	CNY	157,753	USD	22,684	6/15/17	(88,018)
Citibank, NA	CHF	13,184	USD	13,095	6/15/17	(190,680)
Citibank, NA	EUR	3,888	USD	4,130	6/15/17	(114,317)
Credit Suisse International	EUR	3,768	USD	4,003	6/15/17	(110,090)
Credit Suisse International	USD	5,715	BRL	18,299	7/05/17	(33,420)
Deutsche Bank AG	USD	2,955	EUR	2,763	6/15/17	60,871
Goldman Sachs Bank USA	INR	491,953	USD	7,515	6/15/17	(103,024)
Goldman Sachs Bank USA	USD	1,061	CAD	1,423	6/15/17	(17,831)
Goldman Sachs Bank USA	USD	1,636	CNY	11,395	6/15/17	9,251
Goldman Sachs Bank USA	USD	11,197	INR	753,312	6/15/17	468,182
Goldman Sachs Bank USA	USD	13,218	JPY	1,466,923	6/15/17	(35,952)
Goldman Sachs Bank USA	USD	1,370	KRW	1,543,025	6/15/17	(12,850)
JPMorgan Chase Bank, NA	SEK	103,603	USD	11,562	6/15/17	(160,339)
JPMorgan Chase Bank, NA	USD	1,034	SEK	9,241	6/15/17	11,269
Royal Bank of Scotland PLC	AUD	20,670	USD	15,629	6/15/17	162,984
Royal Bank of Scotland PLC	HKD	60,336	USD	7,780	6/15/17	16,220
Royal Bank of Scotland PLC	USD	15,521	AUD	20,670	6/15/17	(55,841)
UBS AG	USD	9,812	KRW	11,176,942	6/15/17	15,789
UBS AG	USD	8,800	TWD	268,746	6/15/17	111,664

						$60,772

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the market value of this security amounted to $49,138 or 0.0% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $161,708,499 and gross unrealized depreciation of investments was $(6,627,264), resulting in net unrealized appreciation of $155,081,235.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

April 30, 2017 (unaudited)

52.3%	United States
6.2%	India
6.0%	China
4.8%	Switzerland
3.2%	France
2.7%	Germany
2.6%	Ireland
2.5%	Denmark
2.5%	United Kingdom
2.4%	Indonesia
2.4%	Sweden
2.4%	Hong Kong
1.5%	Japan
3.3%	Other
5.2%	Short-Term

100.0%	Total Investments

*	All data are as of April 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Austria, Cayman Islands, Norway, Peru and Philippines.

AB Sustainable Global Thematic Fund

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$141,765,578		$33,568,815		$	– 0	–	$175,334,393
Health Care	120,862,629		34,131,811			– 0	–	154,994,440
Financials	31,782,166		100,368,972			49,138		132,200,276
Industrials	41,175,887		44,298,824			– 0	–	85,474,711
Consumer Discretionary	53,084,507		– 0	–		– 0	–	53,084,507
Utilities	14,364,988		8,067,742			– 0	–	22,432,730
Consumer Staples	– 0	–	19,628,395			– 0	–	19,628,395
Materials	14,869,748		– 0	–		– 0	–	14,869,748
Telecommunication Services	– 0	–	8,914,023			– 0	–	8,914,023
Real Estate	– 0	–	6,495,232			– 0	–	6,495,232
Warrants	– 0	–	– 0	–		1		1
Short-Term Investments	36,549,707		– 0	–		– 0	–	36,549,707
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	32,345,251		– 0	–		– 0	–	32,345,251

Total Investments in Securities	486,800,461		255,473,814	(a)		49,139		742,323,414
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,703,974			– 0	–	2,703,974
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,643,202)			– 0	–	(2,643,202)

Total (c)	$486,800,461		$255,534,586			$49,139		$742,384,186

(a)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Warrants		Total
Balance as of 7/31/16	$	– 0	–	$0	(a)	$0	(a)
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–
Realized gain (loss)		1		– 0	–	1
Change in unrealized appreciation/depreciation		4,171		1		4,172
Purchases		49,130		– 0	–	49,130
Sales		(4,164)		– 0	–	(4,164)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 4/30/17		$49,138		$1		$49,139

Net change in unrealized appreciation/depreciation from investments held as of 4/30/17		$4,171		$1		$4,172

(a)	Amount less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended April 30, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$22,790	$169,878	$156,118	$36,550	$80

A summary of the Fund’s investments of cash collateral for securities lending transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended April 30, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$40,395	$230,797	$238,847	$32,345	$72

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable Global Thematic Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2017